Note 17 - Consolidated Quarterly Financial Information (unaudited) (Details) - Consolidated Quarterly Financial Information (unaudited) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																								12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2015
Total interest income	$ 8,825		$ 9,016		$ 8,866		$ 9,627		$ 9,018		$ 8,904		$ 8,925		$ 9,508		$ 8,966		$ 8,748		$ 8,764		$ 9,480		$ 36,334	$ 36,355	$ 35,958
Total interest expense	694		731		717		697		715		696		738		726		773		818		923		1,059		2,839	2,875	3,573
Net interest income	8,131		8,285		8,149		8,930		8,303		8,208		8,187		8,782		8,193		7,930		7,841		8,421		33,495	33,480	32,385
Provision for loan losses (1)	380	[1]	(11)	[1]	799	[1]	(78)	[1]	1,589	[2]	(682)	[2]	1,386	[2]	494	[2]	(198)	[3]	833	[3]	(189)	[3]	31	[3]	1,090	2,787	477
Noninterest income (2)	1,607	[4]	1,584	[4]	1,917	[4]	3,489	[4]	1,657	[4]	2,106	[4]	1,912	[4]	4,118	[4]	1,039	[4]	1,574	[4]	1,965	[4]	3,940	[4]	8,597	9,793	8,518
Noninterest expense	6,911		7,727		7,554		7,427		7,757		7,244		6,997		7,295		6,790		7,320		7,317		7,948		29,619	29,293	29,375
Net income	$ 1,898		$ 1,642		$ 1,410		$ 3,624		$ 423		$ 2,742		$ 1,344		$ 3,564		$ 1,886		$ 1,061		$ 1,942		$ 3,223		$ 8,574	$ 8,073	$ 8,112
Earnings per share (in Dollars per share)	$ 0.46		$ 0.40		$ 0.34		$ 0.88		$ 0.10		$ 0.67		$ 0.33		$ 0.87		$ 0.47		$ 0.26		$ 0.48		$ 0.79		$ 2.08	$ 1.97	$ 2.00

[1]	During the first and third quarters of 2015, the Company experienced negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[2]	During the third quarter of 2014, the Company experienced negative provision expense that was primarily related to a decrease in specific allocations impacted by the improvement in collateral values of an impaired commercial real estate loan relationship. A re-appraisal of the commercial properties securing the loan identified asset appreciation, which resulted in a $524 reduction to the specific allocation related to the loan.
[3]	During most of 2013, the Company experienced minimal to negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[4]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of taxrefunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.